Label	Element	Value
ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	ESG Diversified Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2024, the portfolio turnover rate was 81% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	81.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in eligible mutual funds that have an ESG (“environmental, social and governance”) focus or that meet Pacific Life Fund Advisors LLC’s (“PLFA’s”) ESG investment criteria in this section. The underlying funds invest in U.S. and foreign equity and debt instruments and are referred to herein as the “ESG Underlying Funds” because they are eligible underlying funds of the Fund.
Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
Broad Asset Class Allocations
Debt	Equity
30 – 50%	50 – 70%
PLFA, the investment adviser to the Fund, manages and oversees the Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, developed and emerging market international equities. The broad debt asset class includes narrower asset classes such as investment grade bonds and international debt of developed markets of varying durations.
PLFA then determines the amount of the Fund’s assets to invest in each ESG Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the ESG Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its ESG Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) ESG Underlying Fund Oversight — PLFA monitors and evaluates the ESG Underlying Funds on an ongoing basis, including an analysis of the investment risks of the ESG Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current ESG Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA will also monitor the available ESG Underlying Funds and consider substitution of ESG Underlying Funds or the addition of new underlying funds should PLFA determine appropriate for the Fund’s investments.
Investments of the ESG Underlying Funds that invest primarily in equity instruments include large- and mid-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated), including emerging markets stocks.
Investments of the ESG Underlying Funds that invest primarily in debt instruments include: “green” bonds (securities of companies that develop or provide products or services that seek to provide environmental solutions); investment grade debt securities, including U.S. Government securities and corporate bonds; non-investment grade or “high yield/high risk” debt securities; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency-denominated); and debt instruments of varying duration (short, intermediate and long-term).
Certain ESG Underlying Funds may lend their portfolio securities to generate additional income.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
PLFA monitors and evaluates various ESG attributes of the ESG Underlying Funds. To be selected for investment, an ESG Underlying Fund must satisfy the following ESG criteria:
i)
An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is applied to ratings provided by established third party ESG ratings providers. These providers base their ratings on the asset-weighted average of ESG risks of the ESG Underlying Funds’ holdings or an assessment of the resilience of an ESG Underlying Fund’s aggregate holdings to long term ESG risks. These ESG risks may be based on information or analysis that differs from the information or analysis an ESG Underlying Fund uses in its investment process. If the ESG risks for an ESG Underlying Fund’s holdings are high, meaning that the ESG Underlying Fund invests in companies that are not managing their ESG risks well, then that ESG Underlying Fund is less likely to receive a high rating from a third party ESG ratings provider; and
ii)
the ESG Underlying Fund’s principal investment strategies, as disclosed in its prospectus, must refer to ESG criteria in describing the ESG Underlying Fund’s process for selecting investments. The ESG criteria may be determined by an independent third-party data provider or by the investment adviser of the ESG Underlying Fund utilizing an internal framework for considering ESG factors. ESG criteria used by one ESG Underlying Fund in its investment process may differ from or be inconsistent with ESG criteria used by other ESG Underlying Funds in their investment processes.

ESG Underlying Funds may include both actively managed funds and passively managed (index) funds. If an ESG Underlying Fund is passively managed, and therefore its investment process seeks to provide investment results that correspond to the returns of its benchmark index, then the fund’s benchmark index must include an ESG investment component. PLFA seeks to gain exposure to a broad range of ESG metrics with its allocations to the ESG Underlying Funds.
PLFA will decide whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to meet the requirements described above. If an ESG Underlying Fund falls below the minimum ESG rating set by PLFA from one or more established third party ESG ratings providers, PLFA would re-evaluate the ESG Underlying Fund and determine whether and when to replace the ESG Underlying Fund. PLFA is under no specific time constraint for implementing such a change.
The Fund may invest a significant portion of its assets in any single ESG Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the ESG Underlying Funds for investment and may adjust the Fund’s allocations to the ESG Underlying Funds and add or remove ESG Underlying Funds as it deems appropriate to meet the Fund’s investment goal.
The current ESG Underlying Funds are managed by:
•
BlackRock Advisors, LLC;

•
Calvert Research and Management;

•
Dimensional Fund Advisors LP; and

•
Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC).

Each ESG Underlying Fund factors ESG criteria into its investment process.
BlackRock:
The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Under normal circumstances, the BlackRock Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. The BlackRock Fund may invest in other sectors that are not included in such assessments. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. Notwithstanding the foregoing, the BlackRock Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above. The BlackRock Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The BlackRock Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the BlackRock Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the BlackRock Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG-related criteria used by BlackRock. The BlackRock Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the BlackRock Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment. BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.
Calvert:
Certain ESG Underlying Funds are managed by Calvert Research and Management (“Calvert”) (the “Calvert Funds”). In selecting investments for the Calvert Funds, Calvert is guided by The Calvert Principles for Responsible Investment which provide a framework for considering environmental, social and governance factors. The Calvert Principles for Responsible Investment seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency. One of the Calvert Funds, the Calvert Green Bond Fund, invests at least 80% of its assets in “green” bonds, which are bonds of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of Calvert Research and Management, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities. Certain Calvert Funds also may invest in trust preferred securities, taxable municipal obligations and loans.
DFA:
Certain ESG Underlying Funds are managed by Dimensional Fund Advisors LP (“DFA”), namely the DFA Social Fixed Income Portfolio and the DFA U.S. Sustainability Core 1 Portfolio.
The DFA Social Fixed Income Portfolio seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers while excluding securities of corporate and certain non-sovereign government issuers based upon the
DFA Social Fixed Income Portfolio’s social issue screens. DFA expects that the DFA Social Fixed Income Portfolio will primarily invest in the obligations of issuers that are in developed countries.
The DFA Social Fixed Income Portfolio seeks to purchase securities that are consistent with the DFA Social Fixed Income Portfolio’s social issue screens, which are monitored by, or based upon information from, an independent third party. The DFA Social Fixed Income Portfolio seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Social Fixed Income Portfolio’s social issue screens, as further discussed below. The DFA Social Fixed Income Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational
Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.
In addition to excluding securities of corporate issuers based upon the DFA Social Fixed Income Portfolio’s social issue screens, the DFA Social Fixed Income Portfolio also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S. that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Social Fixed Income Portfolio’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the DFA Social Fixed Income Portfolio’s social issue screens identified above to be consistent with the DFA Social Fixed Income Portfolio’s strategy of investing in social investments.
The DFA U.S. Sustainability Core 1 Portfolio is designed to purchase a broad and diverse group of securities of U.S. companies. The DFA U.S. Sustainability Core 1 Portfolio invests in companies of all sizes and seeks to moderately increase the DFA U.S. Sustainability Core 1 Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition based on sustainability considerations.
DFA intends to take into account certain sustainability considerations when making investment decisions for the DFA U.S. Sustainability Core 1 Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the DFA U.S. Sustainability Core 1 Portfolio, the DFA U.S. Sustainability Core 1 Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be less sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe. Similarly, relative to such a fund, the DFA U.S. Sustainability Core 1 Portfolio will generally have more overall weight in securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe. In particular, DFA ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, DFA seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). DFA engages third party service providers to provide research information relating to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations with respect to securities in the DFA U.S. Sustainability Core 1 Portfolio, where information is available from such providers. DFA also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by DFA.
Fidelity/Geode:
The ESG Underlying Funds managed by Fidelity Management & Research Company LLC (“Fidelity”), as sub-advised by Geode Capital Management, LLC (“Geode”) are index funds that seek to provide investment results that correspond to the total return of their respective indexes that represent companies with high ESG performance relative to their sector peers, as rated by independent third parties. These index funds may use index sampling techniques (also known as statistical sampling) based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of their respective indexes using a smaller number of securities.
BlackRock, Calvert, DFA, Fidelity, and Geode are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. Accordingly, although described in this section, not all ESG Underlying Funds are principal investments of the Fund at any given time.
For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond, and 15% MSCI ACWI ex USA (net) Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond, and 15% MSCI ACWI ex USA (net) Indices.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q4 2023: 9.40%; Q2 2022: (11.99%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	9.40%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(11.99%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2024)
ESG Diversified Portfolio | ESG Diversified Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ESG Diversified Portfolio | ESG Diversified Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
ESG Diversified Portfolio | ESG Diversified Portfolio | Asset Allocation Fund Of Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and ESG Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the ESG Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the ESG Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an ESG Underlying Fund’s investments can change due to market movements, the ESG Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the ESG Underlying Funds in proportion to the Fund’s allocation to those ESG Underlying Funds.

ESG Diversified Portfolio | ESG Diversified Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund’s returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

ESG Diversified Portfolio | ESG Diversified Portfolio | ESGCriteria Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ESG Criteria Risk: Consideration of ESG criteria in its investment process could cause the Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. Further, there can be no assurance that the ESG criteria utilized by PLFA for the Fund or any judgment PLFA exercises regarding ESG criteria for the Fund will reflect the beliefs or values of any particular investor. An independent third party data provider’s assessment of the financial materiality of ESG factors could be inaccurate, which may have an adverse impact on the Fund’s performance or cause the Fund to hold an ESG Underlying Fund that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, developments in the United States at the federal and state levels have caused considerable pressure to be placed on ESG initiatives, resulting in a sensitive political and regulatory environment for asset managers and funds that offer ESG strategies. Accordingly, regulations and industry practices related to ESG are changing rapidly, and PLFA’s practices and the Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.

ESG Diversified Portfolio | ESG Diversified Portfolio | Underlying Funds ESG Criteria Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ESG Criteria Risk: Consideration of ESG Criteria in its investment process could cause an ESG Underlying Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. An ESG Underlying Fund manager’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other investment advisers. Further, there can be no assurance that the ESG Criteria utilized by the manager or any judgment exercised by the manager will reflect the beliefs or values of any particular investor. An independent third party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the ESG Underlying Fund’s performance or cause the ESG Underlying Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, developments in the United States at the federal and state levels have caused considerable pressure to be placed on ESG initiatives, resulting in a sensitive political and regulatory environment for asset managers and funds that offer ESG strategies. Accordingly, regulations and industry practices related to ESG are changing rapidly, and an ESG Underlying Fund manager’s practices and the ESG Underlying Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.

ESG Diversified Portfolio | ESG Diversified Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
ESG Diversified Portfolio | ESG Diversified Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
ESG Diversified Portfolio | ESG Diversified Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

ESG Diversified Portfolio | ESG Diversified Portfolio | Index Sampling Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in a passively managed ESG Underlying Fund’s benchmark index, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that of a passively managed ESG Underlying Fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

ESG Diversified Portfolio | ESG Diversified Portfolio | Passive Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

ESG Diversified Portfolio | ESG Diversified Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Error Risk: Performance of a passively managed ESG Underlying Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the fund’s investments and that index.

ESG Diversified Portfolio | ESG Diversified Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

ESG Diversified Portfolio | ESG Diversified Portfolio | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

ESG Diversified Portfolio | ESG Diversified Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

ESG Diversified Portfolio | ESG Diversified Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an ESG Underlying Fund’s performance.

ESG Diversified Portfolio | ESG Diversified Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects an ESG Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the ESG Underlying Fund’s volatility and risk of loss.

ESG Diversified Portfolio | ESG Diversified Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

ESG Diversified Portfolio | ESG Diversified Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk: Certain ESG Underlying Funds may lend their securities. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an ESG Underlying Fund’s principal amount invested. Leverage can magnify an ESG Underlying Fund’s gains and losses and therefore increase its volatility.

ESG Diversified Portfolio | ESG Diversified Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An ESG Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

ESG Diversified Portfolio | ESG Diversified Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

ESG Diversified Portfolio | ESG Diversified Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an ESG Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

ESG Diversified Portfolio | ESG Diversified Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, an ESG Underlying
Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, an ESG Underlying Fund’s yield (and total return) also may be low and an ESG Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

ESG Diversified Portfolio | ESG Diversified Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of an ESG Underlying Fund’s investments denominated in or with exposure to that foreign currency.

ESG Diversified Portfolio | ESG Diversified Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an ESG Underlying Fund’s returns because an ESG Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), and issuer risk (the risk that a private issuer cannot meet its obligations).

ESG Diversified Portfolio | ESG Diversified Portfolio | High Yield/High Risk or “Junk” Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

ESG Diversified Portfolio | ESG Diversified Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than an ESG Underlying Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by an ESG Underlying Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

ESG Diversified Portfolio | ESG Diversified Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ESG Diversified Portfolio | ESG Diversified Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: If securities for an ESG Underlying Fund are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the ESG Underlying Fund to leverage risk.

ESG Diversified Portfolio | ESG Diversified Portfolio | Municipal Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Municipal Obligations Risk: The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the ESG Underlying Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

ESG Diversified Portfolio | ESG Diversified Portfolio | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk: If an ESG Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the ESG Underlying Fund’s performance. As a result, the ESG Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

ESG Diversified Portfolio | ESG Diversified Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	771
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	196
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	343
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 771
ESG Diversified Portfolio | ESG Diversified Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,011
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	452
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,011
ESG Diversified Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.68%)
ESG Diversified Portfolio | ESG Diversified Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ESG Diversified Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.66%
ESG Diversified Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.42%
ESG Diversified Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted April 30, 2021)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.31%
Performance Inception Date	oef_PerfInceptionDate	Apr. 30, 2021
ESG Diversified Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(16.59%)
Annual Return [Percent]	oef_AnnlRtrPct	15.78%
Annual Return [Percent]	oef_AnnlRtrPct	12.18%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted April 30, 2021)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%
Performance Inception Date	oef_PerfInceptionDate	Apr. 30, 2021

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2026. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.